Private Placement (Details) - USD ($)						3 Months Ended		12 Months Ended
	Oct. 16, 2023	Jan. 14, 2022	Dec. 27, 2021	Nov. 12, 2021	Jun. 02, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Oct. 25, 2024	Jan. 13, 2023
Private Placement [Line Items]
Issuance for purchase price							$ 500,000
Private placement price per share (in Dollars per share)						$ 15
Stock split				On November 12, 2021, the Company effected a 0.9955-for-1.0 stock split, so that the Sponsor owned an aggregate of 8,763,333 Founder Shares.	On June 2, 2021, the Sponsor purchased 7,992,750 shares of Class B common stock for an aggregate purchase price of $25,000, and on October 14, 2021, the Company effected a 1.1014-for-1.0 stock split, so that the Sponsor owned an aggregate of 8,803,333 shares of Class B common stock (the “Founder Shares”).
Founder share percentage								100.00%
Founder shares, description								The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares (i) with respect to 25% of such shares, until consummation of the initial Business Combination, (ii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, (iii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and (iv) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination.
Office space								$ 30,000
Promissory Note Related Party [Member]
Private Placement [Line Items]
Agreed loan amount								300,000				$ 1,500,000
Outstanding balance promissory note			$ 105,260
Conversion price (in Dollars per share)												$ 10
Aggregate principal amount										$ 973,116	$ 2,000,000
Outstanding amount								973,116	$ 0
October Note [Member]
Private Placement [Line Items]
Outstanding promissory note								1,218,651	0
Outstanding amount								1,218,651	0
Administrative Services Agreement [Member]
Private Placement [Line Items]
Administrative support services fees								360,000	360,000
Related Party [Member]
Private Placement [Line Items]
Administrative support services fees								$ 646,451	286,451
Founder Shares [Member]
Private Placement [Line Items]
Outstanding share percentage								25.00%
Founder Shares [Member] | Promissory Note Related Party [Member]
Private Placement [Line Items]
Outstanding promissory note								$ 3,000,000	$ 2,025,000
Minimum [Member] | Promissory Note Related Party [Member]
Private Placement [Line Items]
Increase of aggregate principal amount	$ 1,500,000
Aggregate principal amount	1,500,000
Maximum [Member] | Promissory Note Related Party [Member]
Private Placement [Line Items]
Increase of aggregate principal amount	3,000,000
Aggregate principal amount	$ 3,000,000
Class A Common Stock [Member] | Warrant [Member]
Private Placement [Line Items]
Private placement price per share (in Dollars per share)								$ 11.5
Private Placement [Member]
Private Placement [Line Items]
Units Issued During Period Shares New Issues (in Shares)								890,000
Issuance for purchase price								$ 8,900,000
Purchase price per share (in Dollars per share)								$ 10
Private Placement [Member] | Warrant [Member]
Private Placement [Line Items]
Warrant purchase share (in Shares)								1
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Units Issued During Period Shares New Issues (in Shares)								86,081
Issuance for purchase price								$ 860,810
Purchase price per share (in Dollars per share)								$ 10
Private Placement [Member] | Class A Common Stock [Member]
Private Placement [Line Items]
Number of shares unit (in Dollars per share)								$ 1
Warrant purchase share (in Shares)								1
Over-Allotment Option [Member]
Private Placement [Line Items]
Units Issued During Period Shares New Issues (in Shares)		2,869,342
Purchase price per share (in Dollars per share)								$ 10
Over-Allotment Option [Member] | Founder Shares [Member]
Private Placement [Line Items]
Public offering units (in Shares)								25,300,000
Common stock were forfeited (in Shares)								148,192